Equity - Summary of Treasury shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Treasury Shares [Line Items]
Repurchased under share repurchase programme (Shares)	9.1
Number of shares [Member] | Treasury shares [member]
Disclosure Of Treasury Shares [Line Items]
Beginning Balance (Shares)	3.7	5.1	5.7
Transferred to employee share trusts (Shares)	(0.7)	(1.4)	(0.6)
Repurchased under share repurchase programme (Shares)	4.5
Ending Balance (Shares)	7.5	3.7	5.1
Nominal value [Member] | Treasury shares [member]
Disclosure Of Treasury Shares [Line Items]
Beginning Balance	$ 1.0	$ 1.4	$ 1.6
Transferred to employee share trusts	(0.2)	(0.4)	(0.2)
Repurchased under share repurchase programme	1.1
Ending Balance	$ 1.9	$ 1.0	$ 1.4